Offsets	Oct. 15, 2025 USD ($) Units
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Greystone Housing Impact Investors LP
Form or Filing Type	S-3
File Number	333-268538
Initial Filing Date	Nov. 23, 2022
Fee Offset Claimed	$ 18,275
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Beneficial Unit Certificates Representing Assigned Limited Partnership Interests, Preferred Units Representing Limited Partnership Interests, Debt Securities
Unsold Securities Associated with Fee Offset Claimed | Units	200,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. As a result of the above, $9,345 of new registration fees are payable in connection with the offering of new securities under this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Greystone housing ImpactInvestors LP
Form or Filing Type	S-3
File Number	333-268538
Filing Date	Nov. 23, 2022
Fee Paid with Fee Offset Source	$ 18,275